Cover	12 Months Ended
Sep. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42853
Entity Registrant Name	PLATINUM ANALYTICS CAYMAN LIMITED
Entity Central Index Key	0002053033
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Anson Road
Entity Address, Address Line Two	17-01
Entity Address, City or Town	Mapletree
Entity Address, Country	SG
Entity Address, Postal Zip Code	079914
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0004 per share
Trading Symbol	PLTS
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7020
Auditor Name	AOGB CPA Limited
Auditor Location	Hong Kong, Hong Kong
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	11,205,435
Entity Listing, Par Value Per Share | $ / shares	$ 0.0004
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	6,853,674
Entity Listing, Par Value Per Share | $ / shares	$ 0.0004
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60 Anson Road
Entity Address, Address Line Two	17-01
Entity Address, City or Town	Mapletree
Entity Address, Country	SG
Entity Address, Postal Zip Code	079914
City Area Code	(86)
Local Phone Number	13701694870
Contact Personnel Name	Huiyi Zheng